CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 10,855,167	$ 4,118,804
Prepaid expenses and other current assets	2,438,152	1,801,203
Total current assets	13,293,319	5,920,007
Property and equipment, net	498,551	795,940
Deferred offering costs	1,325,339
Other non-current assets	405,494	438,982
Total assets	15,522,703	7,154,929
Current liabilities
Accounts payable	11,022,616	7,454,569
Accrued expenses and other current liabilities	13,826,049	12,520,020
Accrued interest payable	7,297,347	2,525,685
Current portion of long-term debt	8,464,609	2,094,295
Total current liabilities	40,610,621	24,594,569
Convertible notes payable	103,257,129	50,000,000
Long-term debt, less current portion	10,317,297	11,956,867
Derivative liability	36,567,454
Warrant liability	100,000	512,618
Total liabilities	190,852,501	87,064,054
Commitments and contingencies (Note 14)
Series A convertible preferred shares, $0.0003 par value; 106,666,667 shares authorized; 91,600,398 issued and outstanding at December 31, 2018 and 2017; liquidation preference of $211,376,929 at December 31, 2018 and 2017	211,376,929	211,376,929
Shareholders' deficit:
Ordinary shares, $0.0003 par value; 203,333,333 shares authorized at December 31, 2018 and 2017 and 68,487,948 and 68,474,614 shares issued and outstanding at December 31, 2018 and 2017, respectively	20,546	20,542
Additional paid-in capital	39,541,984	38,250,174
Accumulated deficit	(426,269,257)	(329,556,770)
Total shareholders' deficit	(386,706,727)	(291,286,054)
Total liabilities, convertible preferred shares and shareholders' deficit	$ 15,522,703	$ 7,154,929